REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,732	$ 1,829	$ 1,508
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue	648	663	656
Generation [Member] | Sales Of Energy To The S P O T Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	196	210	167
Generation [Member] | Sales Of Energy By Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue	363	346	380
Generation [Member] | Fuel Supply [Member]
IfrsStatementLineItems [Line Items]
Revenue	87	103	104
Generation [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2	4	5
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	563	529	340
Oil And Gas Segment [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	10	10	10
Oil And Gas Segment [Member] | Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	432	383	231
Oil And Gas Segment [Member] | Oil Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	121	136	99
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue	507	617	490
Petrochemicals [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2	4	3
Petrochemicals [Member] | Products From Catalytic Reforming Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	217	270	185
Petrochemicals [Member] | Styrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	79	96	84
Petrochemicals [Member] | Synthetic Rubber Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	78	106	99
Petrochemicals [Member] | Polystyrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	131	141	119
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue	14	20	22
Holding And Others [Member] | Technical Assistance And Administration Services Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	14	20	22
Holding And Others [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Revenue